Current Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Liabilities, Current [Abstract]
Book overdrafts	$ 107.9	$ 81.6
Dividends payable, current	$ 119.7	$ 118.7